Income taxes (Details 2) (USD $)	Dec. 31, 2012
2014	$ 2,805,442
2015	4,080,632
2026	2,033,600
2027	1,293,038
2031	3,450,387
2032	2,844,950
Non Capital Losses Carryforward Expire	$ 16,508,049